Operating Segment Information - Schedule of Revenue from Contract with Customers by Geographical Areas Based (Details) - Revenue from Contract with Customer [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 48,594	$ 45,387	$ 38,244
China (including Hong Kong) [Member]
Segment Reporting Information [Line Items]
Revenue	6,776	7,297	18,601
Europe [Member]
Segment Reporting Information [Line Items]
Revenue	8,192	9,661	6,582
America [Member]
Segment Reporting Information [Line Items]
Revenue	5,271	4,867	10,419
Southeast Asia [Member]
Segment Reporting Information [Line Items]
Revenue	28,355	23,562	2,642
Capital markets solutions [Member]
Segment Reporting Information [Line Items]
Revenue
Capital markets solutions [Member] | China (including Hong Kong) [Member]
Segment Reporting Information [Line Items]
Revenue
Capital markets solutions [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Revenue
Capital markets solutions [Member] | America [Member]
Segment Reporting Information [Line Items]
Revenue
Capital markets solutions [Member] | Southeast Asia [Member]
Segment Reporting Information [Line Items]
Revenue
Digital solutions and other services [Member]
Segment Reporting Information [Line Items]
Revenue	2,889	3,396	13,469
Digital solutions and other services [Member] | China (including Hong Kong) [Member]
Segment Reporting Information [Line Items]
Revenue	324	832	13,469
Digital solutions and other services [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Revenue
Digital solutions and other services [Member] | America [Member]
Segment Reporting Information [Line Items]
Revenue
Digital solutions and other services [Member] | Southeast Asia [Member]
Segment Reporting Information [Line Items]
Revenue	2,565	2,564
Media and entertainment [Member]
Segment Reporting Information [Line Items]
Revenue	17,740	18,859	14,474
Media and entertainment [Member] | China (including Hong Kong) [Member]
Segment Reporting Information [Line Items]
Revenue	241	664
Media and entertainment [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Revenue	8,192	9,661	6,582
Media and entertainment [Member] | America [Member]
Segment Reporting Information [Line Items]
Revenue	5,271	4,867	5,250
Media and entertainment [Member] | Southeast Asia [Member]
Segment Reporting Information [Line Items]
Revenue	4,036	3,667	2,642
Hotel Operations, Hospitality and VIP Services [Member]
Segment Reporting Information [Line Items]
Revenue	27,965	23,132	10,301
Hotel Operations, Hospitality and VIP Services [Member] | China (including Hong Kong) [Member]
Segment Reporting Information [Line Items]
Revenue	6,211	5,801	5,132
Hotel Operations, Hospitality and VIP Services [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Revenue
Hotel Operations, Hospitality and VIP Services [Member] | America [Member]
Segment Reporting Information [Line Items]
Revenue			5,169
Hotel Operations, Hospitality and VIP Services [Member] | Southeast Asia [Member]
Segment Reporting Information [Line Items]
Revenue	$ 21,754	$ 17,331